N-2	Sep. 06, 2023
Cover [Abstract]
Entity Central Index Key	0000730464
Amendment Flag	false
Securities Act File Number	001-13988
Document Type	8-K/A
Entity Registrant Name	Adtalem Global Education Inc.
Entity Address, Address Line One	500 West Monroe Street
Entity Address, City or Town	Chicago,
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60661
City Area Code	866
Local Phone Number	374-2678
Entity Emerging Growth Company	false